Credit risks and concentration	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
3.	Credit risks and concentration

(a)	Credit risk

The Group’s credit risk arises from cash and cash equivalents, term deposits, short-term investments, as well as credit exposures to receivables due from its customers, related parties and other parties.

The Group believes that there is no significant credit risk associated with cash and cash equivalents, term deposits and short-term investments, which were held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries are located.

The Group has no significant concentrations of credit risk with respect to its customers and related parties and other parties. The Group assesses the credit quality of and sets credit limits on its customers by taking into account their financial position, the availability of guarantees from third parties, their credit history and other factors such as current market conditions.

(b)	Major customers

There was no customer whose revenue represented over 10% of total revenues in the years ended December 31, 2016, 2017 and 2018.

There was no accounts receivable from any customer represented over 10% of total accounts receivable as of December 31, 2017 and 2018.

(c)	Foreign currency risk

The Group’s operating transactions are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by laws to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In July 2005, the PRC government changed its decades-old policy of pegging the value of RMB to US$ and RMB appreciated more than 20% against US$ over the following three years. Between July 2008 and June 2010, this appreciation halted and the exchange rate between RMB and US$ remained within a narrow band. Since June 2010, RMB has fluctuated against US$, at times significantly and unpredictably, and in recent years RMB has depreciated significantly against US$. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future. The net foreign exchange gain recognized in 2018 was insignificant.